Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Inventory	$ 38,972	$ 52,673
Debt issuance costs	43,241	33,700
Lease incentives	213,684	177,128
Other receivables	351,925	188,759
Investments (Note 11)	122,946	118,783
Notes receivables	22,497	23,359
Derivative assets (Note 12)	48,896	37,187
Other tangible fixed assets	31,114	36,427
Straight-line rents, prepaid expenses and other	106,655	111,190
Other assets	$ 979,930	$ 779,206